Note 11 - Subsequent Events (Details) - USD ($)		12 Months Ended
	Apr. 20, 2017	Sep. 30, 2015
Details
Common stock issued for cash at $0.375 per share, stock	40,000
Sale of Stock, Price Per Share	$ 0.25
Common stock issued for cash at $0.375 per share	$ 10,000	$ 499,448